7. STOCK WARRANTS (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Investments, Other than Investments in Related Parties [Abstract]
Stock Warrants
Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.001	3,963,659	1.6	3,963,659
0.40	3,415,275	1.3	3,415,275
0.50	100,000	4.2	100,000
0.60	50,000	4.4	50,000
0.90	175,000	4.6	175,000
1.00	761,000	2.0	761,000
1.06	146,200	3.0	146,200
3.00	407,475	2.8	407,475
	9,018,609	1.70	9,018,609

Strock warrant activity

			Weighted-Average
		Weighted-Average	Remaining
	Shares	Exercise Price	Contractual Term
Outstanding at January 1, 2014	0	$-	-
Grants	9,324,000	$0.26	5.0
Exercised	-	-	-
Canceled	-	-	-
Outstanding at December 31, 2014	9,324,000	$0.26	4.26
Grants	2,220,950	0.11	5.0
Exercised	(2,526,341)	0.25	1.3
Canceled	-	-	-
Outstanding at December 31, 2015	9,018,609	$0.42	2.26

Exercisable at December 31, 2015	9,018,609	$0.42	2.26